Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015
C000099775
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,219	$ 10,983	$ 10,983	$ 11,605	$ 11,186	$ 11,148	$ 10,685	$ 10,639	$ 10,658	$ 10,945	$ 10,465	$ 10,503	$ 10,845	$ 11,174	$ 10,928	$ 10,626	$ 10,308	$ 10,440	$ 10,440	$ 10,582	$ 10,620	$ 10,657	$ 10,783	$ 10,876	$ 10,448	$ 10,328	$ 10,773	$ 10,884	$ 10,782	$ 11,318	$ 11,041	$ 11,236	$ 10,903	$ 10,940	$ 11,913	$ 11,950	$ 11,543	$ 12,900	$ 12,777	$ 12,394	$ 11,457	$ 10,865	$ 10,113	$ 9,748	$ 10,487	$ 10,339	$ 9,823	$ 9,841	$ 9,651	$ 9,423	$ 9,131	$ 8,418	$ 8,597	$ 7,987	$ 7,815	$ 7,471	$ 7,137	$ 7,188	$ 7,392	$ 7,076	$ 6,768	$ 6,580	$ 6,333	$ 6,384	$ 7,289	$ 7,526	$ 7,976	$ 7,626	$ 7,786	$ 7,660	$ 7,690	$ 7,875	$ 7,959	$ 7,836	$ 8,154	$ 8,221	$ 8,245	$ 8,103	$ 7,793	$ 7,799	$ 8,186	$ 8,503	$ 8,459	$ 8,565	$ 8,821	$ 9,143	$ 9,000	$ 8,819	$ 8,830	$ 9,018	$ 8,845	$ 8,684	$ 8,647	$ 8,474	$ 8,403	$ 8,320	$ 8,177	$ 8,244	$ 8,356	$ 8,461	$ 8,738	$ 8,723	$ 8,738	$ 8,583	$ 8,503	$ 8,554	$ 8,325	$ 8,353	$ 8,860	$ 8,605	$ 8,548	$ 8,021	$ 7,782	$ 7,817	$ 7,909	$ 8,061	$ 8,405	$ 8,419	$ 8,638	$ 8,723	$ 9,425
C000099777
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,032	10,832	10,832	11,458	11,030	11,009	10,559	10,538	10,560	10,858	10,374	10,417	10,755	11,088	10,856	10,561	10,252	10,399	10,399	10,542	10,605	10,626	10,772	10,876	10,437	10,326	10,785	10,890	10,819	11,340	11,089	11,298	10,964	11,006	11,982	12,024	11,634	13,001	12,889	12,513	11,564	10,978	10,211	9,848	10,615	10,462	9,957	9,977	9,791	9,557	9,275	8,553	8,738	8,134	7,958	7,613	7,281	7,330	7,540	7,229	6,917	6,728	6,485	6,534	7,467	7,719	8,184	7,832	8,007	7,871	7,915	8,098	8,194	8,070	8,408	8,485	8,511	8,367	8,058	8,067	8,469	8,807	8,770	8,883	9,153	9,485	9,345	9,171	9,188	9,389	9,214	9,049	9,014	8,840	8,770	8,691	8,543	8,622	8,744	8,857	9,153	9,145	9,171	9,006	8,929	8,997	8,763	8,788	9,328	9,066	9,017	8,460	8,215	8,256	8,354	8,526	8,894	8,911	9,148	9,247	10,000
C000172345
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,389	13,103	13,126	13,858	13,336	13,291	12,746	12,682	12,705	13,042	12,468	12,513	12,914	13,311	13,001	12,647	12,264	12,418	12,418	12,595	12,639	12,661	12,818	12,927	12,404	12,251	12,794	12,902	12,792	13,419	13,095	13,331	12,921	12,964	14,117	14,146	13,671	15,270	15,112	14,667	13,539	12,836	11,946	11,511	12,385	12,199	11,594	11,604	11,375	11,100	10,761	9,913	10,122	9,404	9,195	8,797	8,399	8,449	8,685	8,320	7,954	7,728	7,443	7,492	8,549	8,833	9,352	8,939	9,133	8,977	9,011	9,215	9,312	9,170	9,537	9,614	9,641	9,468	9,102	9,110	9,555	9,919	9,869	9,990	10,285	10,652	10,479	10,272	10,283	10,499	10,292	10,098	10,046	9,848	9,758	9,663	9,491	9,567	9,696	9,816	10,132	10,115	10,132	9,939	9,840	9,906	9,637	9,661	10,246
C000099779
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 12,137	11,883	11,883	12,548	12,097	12,056	11,562	11,507	11,527	11,834	11,316	11,356	11,721	12,066	11,804	11,481	11,137	11,277	11,277	11,423	11,482	11,502	11,630	11,729	11,273	11,139	11,613	11,731	11,636	12,207	11,912	12,113	11,759	11,779	12,835	12,861	12,429	13,893	13,762	13,342	12,332	11,689	10,877	10,484	11,282	11,112	10,560	10,579	10,369	10,121	9,803	9,037	9,232	8,576	8,385	8,015	7,661	7,707	7,927	7,584	7,258	7,055	6,794	6,839	7,810	8,070	8,545	8,171	8,340	8,207	8,234	8,430	8,518	8,383	8,720	8,791	8,820	8,670	8,334	8,337	8,746	9,088	9,039	9,150	9,420	9,763	9,604	9,414	9,428	9,626	9,436	9,262	9,222	9,032	8,953	8,866	8,716	8,781	8,900	9,010	9,305	9,289	9,305	9,134	9,050	9,103	8,862	8,884	9,423	9,151	9,092	8,523	8,272	8,308	8,397	8,559	8,928	8,935	9,168	9,256	10,000
C000099774
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,230,007	1,205,954	1,205,954	1,273,185	1,227,177	1,223,010	1,170,923	1,167,087	1,167,087	1,200,137	1,145,354	1,149,452	1,188,382	1,222,804	1,196,354	1,161,765	1,126,569	1,142,749	1,140,727	1,157,016	1,161,040	1,163,052	1,177,498	1,187,511	1,139,450	1,127,403	1,175,208	1,187,160	1,177,080	1,232,659	1,202,885	1,224,583	1,188,916	1,190,897	1,297,637	1,300,277	1,255,394	1,403,574	1,389,063	1,346,851	1,244,618	1,180,014	1,096,951	1,057,020	1,137,317	1,121,521	1,065,726	1,066,643	1,045,549	1,020,273	988,217	911,285	930,471	864,597	845,384	807,870	772,309	776,868	798,590	764,106	731,436	710,658	683,568	688,083	786,079	812,161	859,830	821,952	838,945	824,635	827,756	847,338	856,238	842,378	876,073	883,167	885,767	870,739	837,147	837,849	878,780	912,194	907,631	918,758	945,780	979,637	963,772	944,735	945,835	965,639	946,628	928,873	924,126	905,928	897,705	889,012	873,208	880,232	892,073	903,125	932,253	930,676	932,253	914,666	905,511	911,614	887,012	889,222	943,002	916,240	909,616	852,949	827,523	831,201	840,028	855,979	892,717	894,186	917,095	925,165	1,000,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	35,936	34,197	32,172	32,392	34,326	34,780	33,837	34,664	32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,039	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,880	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,335	19,582	17,650	18,132	18,848	17,584	16,646	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,545	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015	11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	35,936	34,197	32,172	32,392	34,326	34,780	33,837	34,664	32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,039	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,880	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,335	19,582	17,650	18,132	18,848	17,584	16,646	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,545	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015	11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	34,646	32,970	31,017	31,229	33,094	33,531	32,623	33,420	31,567	31,855	31,189	30,451	30,085	29,042	27,670	28,849	27,949	26,533	26,094	24,960	22,872	23,363	24,532	24,929	24,153	22,656	22,558	22,212	21,425	21,961	20,663	21,926	20,765	19,210	21,159	22,058	20,196	22,013	21,973	24,072	23,210	23,927	25,232	24,150	24,319	22,726	23,835	23,131	22,595	22,079	21,926	20,815	19,942	19,407	19,605	18,879	17,016	17,481	18,172	16,953	16,048	15,735	15,020	13,313	15,189	16,552	16,558	16,073	15,510	15,181	14,902	15,142	14,928	13,945	14,891	14,312	14,039	13,602	12,593	13,843	13,567	14,562	14,479	14,022	13,519	13,437	13,121	13,071	13,411	13,925	13,171	13,026	12,638	12,350	12,100	12,063	11,820	11,747	11,584	11,466	11,453	11,015	10,810	10,601	10,222	10,412	10,410	10,396	10,026
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	35,936	34,197	32,172	32,392	34,326	34,780	33,837	34,664	32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,039	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,880	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,335	19,582	17,650	18,132	18,848	17,584	16,646	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,545	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015	11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176	10,145	9,356	9,594	10,210	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	3,593,622	3,419,720	3,217,213	3,239,178	3,432,585	3,477,966	3,383,738	3,466,370	3,274,172	3,304,136	3,235,045	3,158,432	3,120,449	3,012,359	2,870,049	2,992,267	2,898,993	2,752,046	2,706,564	2,588,947	2,372,296	2,423,249	2,544,569	2,585,738	2,505,257	2,349,981	2,339,811	2,303,851	2,222,262	2,277,839	2,143,175	2,274,202	2,153,837	1,992,520	2,194,644	2,287,951	2,094,801	2,283,271	2,279,090	2,496,817	2,407,430	2,481,737	2,617,168	2,504,908	2,522,385	2,357,233	2,472,215	2,399,264	2,343,592	2,290,129	2,274,245	2,159,021	2,068,433	2,012,927	2,033,456	1,958,168	1,764,968	1,813,188	1,884,804	1,758,409	1,664,553	1,632,095	1,557,895	1,380,875	1,575,465	1,716,790	1,717,463	1,667,145	1,608,749	1,574,643	1,545,722	1,570,601	1,548,348	1,446,410	1,544,564	1,484,459	1,456,163	1,410,863	1,306,190	1,435,832	1,407,156	1,510,392	1,501,844	1,454,450	1,402,267	1,393,689	1,360,915	1,355,713	1,391,064	1,444,297	1,366,083	1,351,061	1,310,857	1,280,965	1,255,075	1,251,245	1,226,034	1,218,429	1,201,520	1,189,306	1,187,920	1,142,554	1,121,287	1,099,553	1,060,285	1,079,985	1,079,781	1,078,267	1,039,926	1,037,238	1,018,940	1,015,005	950,523	951,807	1,001,506	1,017,555	1,014,538	935,615	959,353	1,020,951	1,000,000
DWS Index: Bloomberg Commodity Index
Account Value [Line Items]
Account Value	12,174	11,888	11,956	12,560	12,086	11,992	11,536	11,420	11,373	11,588	11,051	11,046	11,510	11,690	11,488	11,187	10,829	10,991	10,947	11,250	11,509	11,478	11,559	11,648	10,962	10,536	11,166	11,250	11,274	11,829	11,888	12,186	11,861	11,630	12,656	12,645	12,128	13,592	13,388	12,856	11,833	11,139	10,240	9,891	10,671	10,402	9,909	9,939	9,759	9,582	9,327	8,613	8,802	8,267	8,056	7,674	7,414	7,311	7,564	7,085	6,703	6,553	6,280	6,379	7,316	7,704	8,316	7,917	8,125	7,964	7,871	8,058	8,113	7,900	8,175	8,210	8,225	8,142	7,722	8,293	8,340	8,524	8,364	8,514	8,700	9,015	8,889	8,665	8,719	8,873	8,700	8,448	8,487	8,309	8,321	8,288	8,105	8,120	8,230	8,355	8,584	8,566	8,554	8,403	8,292	8,333	8,080	8,225	8,668	8,324	8,340	7,686	7,403	7,525	7,654	7,897	8,515	8,553	8,856	8,938	10,000
DWS Index: Bloomberg Commodity Index
Account Value [Line Items]
Account Value	12,174	11,888	11,956	12,560	12,086	11,992	11,536	11,420	11,373	11,588	11,051	11,046	11,510	11,690	11,488	11,187	10,829	10,991	10,947	11,250	11,509	11,478	11,559	11,648	10,962	10,536	11,166	11,250	11,274	11,829	11,888	12,186	11,861	11,630	12,656	12,645	12,128	13,592	13,388	12,856	11,833	11,139	10,240	9,891	10,671	10,402	9,909	9,939	9,759	9,582	9,327	8,613	8,802	8,267	8,056	7,674	7,414	7,311	7,564	7,085	6,703	6,553	6,280	6,379	7,316	7,704	8,316	7,917	8,125	7,964	7,871	8,058	8,113	7,900	8,175	8,210	8,225	8,142	7,722	8,293	8,340	8,524	8,364	8,514	8,700	9,015	8,889	8,665	8,719	8,873	8,700	8,448	8,487	8,309	8,321	8,288	8,105	8,120	8,230	8,355	8,584	8,566	8,554	8,403	8,292	8,333	8,080	8,225	8,668	8,324	8,340	7,686	7,403	7,525	7,654	7,897	8,515	8,553	8,856	8,938	10,000
DWS Index: Bloomberg Commodity Index
Account Value [Line Items]
Account Value	14,625	14,281	14,364	15,089	14,519	14,407	13,859	13,719	13,663	13,921	13,276	13,269	13,827	14,043	13,801	13,439	13,009	13,203	13,151	13,514	13,826	13,789	13,886	13,993	13,169	12,658	13,414	13,515	13,543	14,211	14,281	14,639	14,249	13,971	15,204	15,190	14,569	16,329	16,083	15,444	14,215	13,381	12,301	11,882	12,820	12,497	11,904	11,940	11,724	11,511	11,205	10,347	10,575	9,932	9,678	9,219	8,906	8,783	9,087	8,512	8,052	7,872	7,545	7,663	8,788	9,255	9,990	9,510	9,760	9,567	9,456	9,680	9,746	9,491	9,821	9,863	9,881	9,782	9,276	9,963	10,019	10,240	10,047	10,228	10,452	10,830	10,679	10,410	10,475	10,659	10,452	10,149	10,196	9,982	9,997	9,957	9,736	9,755	9,886	10,038	10,312	10,291	10,277	10,095	9,962	10,011	9,707	9,881	10,413
DWS Index: Bloomberg Commodity Index
Account Value [Line Items]
Account Value	12,174	11,888	11,956	12,560	12,086	11,992	11,536	11,420	11,373	11,588	11,051	11,046	11,510	11,690	11,488	11,187	10,829	10,991	10,947	11,250	11,509	11,478	11,559	11,648	10,962	10,536	11,166	11,250	11,274	11,829	11,888	12,186	11,861	11,630	12,656	12,645	12,128	13,592	13,388	12,856	11,833	11,139	10,240	9,891	10,671	10,402	9,909	9,939	9,759	9,582	9,327	8,613	8,802	8,267	8,056	7,674	7,414	7,311	7,564	7,085	6,703	6,553	6,280	6,379	7,316	7,704	8,316	7,917	8,125	7,964	7,871	8,058	8,113	7,900	8,175	8,210	8,225	8,142	7,722	8,293	8,340	8,524	8,364	8,514	8,700	9,015	8,889	8,665	8,719	8,873	8,700	8,448	8,487	8,309	8,321	8,288	8,105	8,120	8,230	8,355	8,584	8,566	8,554	8,403	8,292	8,333	8,080	8,225	8,668	8,324	8,340	7,686	7,403	7,525	7,654	7,897	8,515	8,553	8,856	8,938	10,000
DWS Index: Bloomberg Commodity Index
Account Value [Line Items]
Account Value	$ 1,217,389	$ 1,188,754	$ 1,195,647	$ 1,256,048	$ 1,208,563	$ 1,199,222	$ 1,153,610	$ 1,141,970	$ 1,137,344	$ 1,158,819	$ 1,105,094	$ 1,104,556	$ 1,151,012	$ 1,168,991	$ 1,148,823	$ 1,118,718	$ 1,082,894	$ 1,099,061	$ 1,094,706	$ 1,124,964	$ 1,150,889	$ 1,147,840	$ 1,155,865	$ 1,164,790	$ 1,096,207	$ 1,053,647	$ 1,116,581	$ 1,125,035	$ 1,127,357	$ 1,182,943	$ 1,188,768	$ 1,218,598	$ 1,186,120	$ 1,162,964	$ 1,265,583	$ 1,264,469	$ 1,212,774	$ 1,359,225	$ 1,338,809	$ 1,285,577	$ 1,183,260	$ 1,113,869	$ 1,023,977	$ 989,109	$ 1,067,121	$ 1,040,240	$ 990,939	$ 993,878	$ 975,935	$ 958,196	$ 932,747	$ 861,337	$ 880,235	$ 826,741	$ 805,589	$ 767,417	$ 741,376	$ 731,078	$ 756,429	$ 708,511	$ 670,256	$ 655,300	$ 628,040	$ 637,853	$ 731,559	$ 770,388	$ 831,565	$ 791,655	$ 812,458	$ 796,356	$ 787,110	$ 805,801	$ 811,257	$ 790,041	$ 817,548	$ 821,009	$ 822,477	$ 814,234	$ 772,178	$ 829,297	$ 833,993	$ 852,394	$ 836,356	$ 851,431	$ 869,999	$ 901,517	$ 888,924	$ 866,529	$ 871,948	$ 887,293	$ 870,015	$ 844,794	$ 848,709	$ 830,892	$ 832,133	$ 828,792	$ 810,467	$ 812,028	$ 822,959	$ 835,539	$ 858,385	$ 856,597	$ 855,438	$ 840,292	$ 829,234	$ 833,305	$ 807,998	$ 822,491	$ 866,798	$ 832,413	$ 833,989	$ 768,567	$ 740,276	$ 752,516	$ 765,379	$ 789,749	$ 851,520	$ 855,336	$ 885,598	$ 893,810	$ 1,000,000